UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04739

                             Virtus Total Return Fund Inc. (fka The Zweig Fund, Inc.)

(Exact name of registrant as specified in charter)

101 Munson Street

                                                         Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 272-2700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—7.0%
Argentine Republic
144A 5.625%, 1/26/22(3)	$155		$159
144A 7.500%, 4/22/26(3)	895		952
144A 6.875%, 1/26/27(3)	220		223
Series NY 8.280%, 12/31/33	757		813
144A 7.125%, 7/6/36(3)	600		581
Bolivarian Republic of Venezuela
RegS 8.250%, 10/13/24(4)	510		231
RegS 7.650%, 4/21/25(4)	1,050		441
9.375%, 1/13/34	430		196
Federative Republic of Brazil
12.500%, 1/5/22	2,595	BRL	916
8.500%, 1/5/24	950	BRL	288
6.000%, 4/7/26	235		256
5.625%, 1/7/41	335		327
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	380		397

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	$440		$432
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	400		427
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	180		200
Republic of Colombia
4.375%, 3/21/23	877,000	COP	278
3.875%, 4/25/27	260		259
9.850%, 6/28/27	1,050,000	COP	463
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	440		445
Republic of Ecuador 144A 9.650%, 12/13/26(3)	430		446
Republic of El Salvador 144A 6.375%, 1/18/27(3)	200		180
Republic of Ghana 144A 10.750%, 10/14/30(3)	255		300

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of South Africa
Series R203, 8.250%, 9/15/17	2,665	ZAR	$199
Series R208, 6.750%, 3/31/21	4,635	ZAR	332
4.875%, 4/14/26	$200		201
Republic of Turkey
6.250%, 9/26/22	425		455
4.875%, 10/9/26	1,045		1,009
6.000%, 3/25/27	200		208
4.875%, 4/16/43	435		374
Russian Federation
Series 6216 6.700%, 5/15/19	20,000	RUB	344
144A 4.875%, 9/16/23(3)	200		215
Sultanate of Oman 144A 4.750%, 6/15/26(3)(5)	585		589
Ukraine 144A 7.750%, 9/1/26(3)	465		428
United Mexican States
Series M, 6.500%, 6/9/22	8,520	MXN	447
4.150%, 3/28/27	265		270
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $14,562)			14,281
MORTGAGE-BACKED SECURITIES—7.2%
Agency—1.6%
FNMA 3.500%, 1/1/46(5)	3,142		3,216

Non-Agency—5.6%
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	1,171		1,179
American Homes 4 Rent Trust 14-SFR2, C 144A 4.705%, 10/17/36(3)	390		407
AMSR Trust
16-SFR1, C 144A 3.193%, 11/17/33(2)(3)	245		247
16-SFR1, D 144A 3.343%, 11/17/33(2)(3)	385		388
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	240		241

	PAR VALUE	VALUE
Non-Agency (continued)
Bayview Opportunity Master Fund IVa Trust
16-SPL1, B1 144A 4.250%, 4/28/55(3)	$255	$262
17-SPL1, B1 144A 4.250%, 10/28/64(2)(3)	163	168
Citigroup Commercial Mortgage Trust 16-SMPL, A 144A 2.228%, 9/10/31(3)	440	432
Colony Starwood Homes Trust 16-2A, C 144A 3.093%, 12/17/33(2)(3)	320	321
Credit Suisse First Boston Mortgage Securities Corp. 03-AR30, 5A1 3.185%, 1/25/34(2)	172	174
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 3.182%, 10/25/28(2)	750	764
Home Equity Mortgage Trust 05-2, M7 2.662%, 7/25/35(2)	291	288
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 04-5, 3A1 3.317%, 6/25/34(2)	576	578
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	299	299
JPMorgan Chase Mortgage Trust
16-1, M2 144A 3.750%, 4/25/45(2)(3)	257	257
16-2, M2 144A 3.750%, 12/25/45(2)(3)	395	395
16-1, A3 144A 3.500%, 5/25/46(3)	257	259
16-5, A1 144A 2.602%, 12/25/46(2)(3)	554	552
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(3)	650	638

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	$167	$171
16-3A, A1 144A 3.750%, 9/25/56(2)(3)	218	221
16-4A, B1A 144A 4.500%, 11/25/56(3)	464	478
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	210	217
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	630	614
15-6, M1 144A 3.750%, 4/25/55(2)(3)	120	117
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	615	610
Tricon American Homes Trust 16-SFR1, C 144A 3.487%, 11/17/33(3)	635	621
Vericrest Opportunity Loan Trust LLC
XXXV 16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	352	352
16-NP11, A1 144A 3.500%, 10/25/46(2)(3)	181	182
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	76	75
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	119	119

		11,626
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $15,075)		14,842
ASSET-BACKED SECURITIES—1.6%
BCC Funding XIII LLC 16-1, D 144A 4.780%, 8/20/22(3)	460	452
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	416	410

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust 16-3A, B 144A 2.840%, 8/16/21(3)	$440	$439
First Investors Auto Owner Trust 16-2A, C 144A 2.530%, 7/15/22(3)	760	750
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	260	261
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	265	260
Trip Rail Master Funding LLC 14-1A, A1 144A 2.863%, 4/15/44(3)	363	356
VSE VOI Mortgage LLC 16-A, A 144A 2.540%, 7/20/33(3)	392	391
TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,354)		3,319
CORPORATE BONDS AND NOTES—27.5%
Consumer Discretionary—3.2%
American Greetings Corp. 144A 7.875%, 2/15/25(3)	100	105
Beazer Homes USA, Inc. 144A 6.750%, 3/15/25(3)	250	252
Cablevision Systems Corp. 5.875%, 9/15/22	345	349
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	145	152
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	445	480
CalAtlantic Group, Inc. 5.250%, 6/1/26	180	180
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	395	400
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	225	226

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Dana Financing Luxembourg S.a.r.l. 144A 5.750%, 4/15/25(3)	$125	$126
Eagle II Acquisition Co., LLC 144A 6.000%, 4/1/25(3)	40	41
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	115	117
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	150	150
Hilton Worldwide Finance LLC
144A 4.625%, 4/1/25(3)	70	71
144A 4.875%, 4/1/27(3)	45	46
Horton (D.R.), Inc. 4.750%, 2/15/23	315	335
iHeartCommunications, Inc. 9.000%, 3/1/21	135	103
International Game Technology plc 144A 6.250%, 2/15/22(3)	300	322
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	95	99
Meritor, Inc. 6.750%, 6/15/21	130	135
MPG Holdco I, Inc. 7.375%, 10/15/22	385	419
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	270	275
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	145	147
QVC, Inc. 5.125%, 7/2/22(5)	270	283
Scientific Games International, Inc.
6.625%, 5/15/21	255	240
144A 7.000%, 1/1/22(3)	60	64
Signet UK Finance plc 4.700%, 6/15/24(5)	260	252
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)(5)	230	245

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Toll Brothers Finance Corp.
5.625%, 1/15/24	$75	$79
4.875%, 11/15/25(5)	100	101
TRI Pointe Group, Inc. 5.875%, 6/15/24	150	155
VTR Finance BV 144A 6.875%, 1/15/24(3)	400	417
Wyndham Worldwide Corp. 4.500%, 4/1/27	70	71
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)	185	185

		6,622

Consumer Staples—1.1%
Dole Food Co., Inc.
144A 7.250%, 5/1/19(3)	240	245
144A 7.250%, 6/15/25(3)	235	236
ESAL GmbH 144A 6.250%, 2/5/23(3)	430	432
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	165	168
MARB BondCo plc 144A 7.000%, 3/15/24(3)	315	314
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	165	167
Post Holdings, Inc. 144A 5.000%, 8/15/26(3)	265	255
Safeway, Inc. 7.250%, 2/1/31	180	175
Tops Holding LLC 144A 8.000%, 6/15/22(3)	415	342

		2,334

Energy—7.5%
Alberta Energy Co., Ltd. 8.125%, 9/15/30(5)	165	210
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	180	188
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	150	154

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy (continued)
Anadarko Finance Co. Series B 7.500%, 5/1/31	$165	$209
Antero Resources Corp. 5.625%, 6/1/23	205	211
Archrock Partners LP 6.000%, 10/1/22	340	337
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	145	148
Callon Petroleum Co. 144A 6.125%, 10/1/24(3)	115	120
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	320	322
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	360	398
Chesapeake Energy Corp. 6.625%, 8/15/20	150	151
Concho Resources, Inc. 5.500%, 4/1/23	130	135
CONSOL Energy, Inc. 5.875%, 4/15/22	285	283
Continental Resources, Inc. 4.500%, 4/15/23	140	137
Crestwood Midstream Partners LP 6.250%, 4/1/23	420	438
Denbury Resources, Inc. 5.500%, 5/1/22	120	94
Diamondback Energy, Inc.
144A 4.750%, 11/1/24(3)	45	45
144A 5.375%, 5/31/25(3)	260	268
Ecopetrol S.A. 5.375%, 6/26/26(5)	410	419
Encana Corp. 3.900%, 11/15/21	150	153
Energy Transfer Equity LP 5.875%, 1/15/24	410	438
EnQuest plc PIK Interest Capitalization, 7.000%, 4/15/22(14)	389	304
EP Energy LLC
9.375%, 5/1/20	105	99

	PAR VALUE	VALUE
Energy (continued)
144A 8.000%, 11/29/24(3)	$195	$206
144A 8.000%, 2/15/25(3)	95	89
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(3)(6)	435	471
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	240	249
HollyFrontier Corp. 5.875%, 4/1/26(5)	290	308
Laredo Petroleum, Inc. 7.375%, 5/1/22	275	287
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	425	436
Matador Resources Co. 144A 6.875%, 4/15/23(3)	370	388
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	100	100
MPLX LP 4.875%, 12/1/24(5)	315	331
NGL Energy Partners LP 5.125%, 7/15/19	276	278
Noble Holding International Ltd. 7.750%, 1/15/24	140	135
Occidental Petroleum Corp. 4.400%, 4/15/46	285	290
Parker Drilling Co. 7.500%, 8/1/20	355	334
Parsley Energy LLC 144A 6.250%, 6/1/24(3)	95	101
Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(3)	30	30
Petrobras Global Finance BV
5.375%, 1/27/21	315	325
8.375%, 5/23/21	130	147
8.750%, 5/23/26	550	638
Petroleos de Venezuela S.A.
RegS 8.500%, 11/2/17(4)	44	36
144A 8.500%, 10/27/20(3)	150	113
144A 6.000%, 5/16/24(3)	525	193

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy (continued)
Petroleos Mexicanos
4.875%, 1/24/22(5)	$225	$231
6.875%, 8/4/26(5)	465	516
6.500%, 6/2/41(5)	225	223
QEP Resources, Inc.
6.875%, 3/1/21	190	203
5.250%, 5/1/23	160	158
Regency Energy Partners LP
5.875%, 3/1/22	100	110
5.000%, 10/1/22	120	128
Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(6)	440	441
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	165	167
SM Energy Co.
6.125%, 11/15/22	155	157
6.500%, 1/1/23	165	168
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	300	330
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	345	365
Summit Midstream Holdings LLC 5.750%, 4/15/25	45	45
Sunoco LP 6.375%, 4/1/23	590	602
Transocean, Inc.
144A 9.000%, 7/15/23(3)	145	156
6.800%, 3/15/38	100	83
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	100	116
Whiting Petroleum Corp. 6.250%, 4/1/23	100	100
YPF S.A. 144A 8.500%, 3/23/21(3)	245	269

		15,314

Financials—4.7%
Allstate Corp. (The) 5.750%, 8/15/53(2)(10)	320	343
Ally Financial, Inc. 5.750%, 11/20/25	350	360

	PAR VALUE	VALUE
Financials (continued)
Ares Capital Corp. 3.625%, 1/19/22	$110	$109
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	200	205
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(5)	500	548
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)(5)	305	319
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)(5)	210	230
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)(5)	320	351
Bancolombia S.A. 5.125%, 9/11/22(5)	360	376
Bank of America Corp. 4.200%, 8/26/24	328	334
Brookfield Finance LLC 4.000%, 4/1/24	189	190
Citigroup, Inc. 4.600%, 3/9/26(5)	190	195
Compass Bank 3.875%, 4/10/25	425	417
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(5)	350	344
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	440	457
FS Investment Corp. 4.750%, 5/15/22(5)	180	184
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)(5)	275	290
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	404	417
ICAHN Enterprises LP
6.000%, 8/1/20	150	155
5.875%, 2/1/22	250	255

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
iStar, Inc.
5.000%, 7/1/19	$225	$228
6.000%, 4/1/22	65	66
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	430	453
Leucadia National Corp. 5.500%, 10/18/23	140	149
Morgan Stanley 4.350%, 9/8/26	210	214
Navient Corp.
6.500%, 6/15/22	128	129
7.250%, 9/25/23	80	81
OM Asset Management plc 4.800%, 7/27/26(5)	225	224
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(5)(6)	235	247
Prudential Financial, Inc.
5.875%, 9/15/42(2)(5)	170	185
5.625%, 6/15/43(2)(5)(10)	165	177
Springleaf Finance Corp. 5.250%, 12/15/19	205	207
Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	50	52
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	400	399
Vnesheconombank 144A 6.025%, 7/5/22(3)	200	215
Voya Financial, Inc. 5.650%, 5/15/53(2)(5)	570	582

		9,687

Health Care—1.8%
Alere, Inc. 6.500%, 6/15/20	260	263
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(3)	45	46
Community Health Systems, Inc.
5.125%, 8/1/21	70	70
6.875%, 2/1/22	135	116
6.250%, 3/31/23	20	21

	PAR VALUE	VALUE
Health Care (continued)
Concordia International Corp. 144A 9.000%, 4/1/22(3)	$75	$55
Endo Finance LLC 144A 6.000%, 7/15/23(3)(5)	355	312
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	65	68
HCA, Inc. 5.375%, 2/1/25	140	146
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(3)	164	164
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	180	186
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	175	179
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	245	264
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	325	304
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	190	201
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	415	447
Tenet Healthcare Corp.
5.500%, 3/1/19	100	102
144A 7.500%, 1/1/22(3)	15	16
8.125%, 4/1/22	145	152
Teva Pharmaceutical Finance III BV 4.100%, 10/1/46	225	194
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(3)	165	150
144A 7.500%, 7/15/21(3)	50	44
144A 5.625%, 12/1/21(3)	45	36
144A 6.500%, 3/15/22(3)	30	31
144A 5.875%, 5/15/23(3)	210	164
144A 7.000%, 3/15/24(3)	25	26

		3,757

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—2.1%
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(3)	$45	$46
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	190	187
Carpenter Technology Corp. 4.450%, 3/1/23(5)	350	355
CEB, Inc. 144A 5.625%, 6/15/23(3)	260	283
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/25(3)(5)	280	292
DP World Ltd. 144A 6.850%, 7/2/37(3)(5)	210	242
Embraer Netherlands Finance BV 5.400%, 2/1/27	120	124
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)(5)	240	244
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	420	419
Masco Corp. 5.950%, 3/15/22	300	337
Navistar International Corp. 8.250%, 11/1/21	190	191
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	20	21
Park Aerospace Holdings Ltd. 144A 5.500%, 2/15/24(3)	125	130
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	435	433
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	180	198
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	110	113
TransDigm, Inc.
6.000%, 7/15/22	200	203
6.500%, 5/15/25	120	121

	PAR VALUE	VALUE
Industrials (continued)
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	$388	$420

		4,359

Information Technology—0.5%
CDW LLC 5.000%, 9/1/25	50	51
CommScope Technologies LLC 144A 5.000%, 3/15/27(3)	55	55
Diamond 1 Finance Corp.
144A 5.450%, 6/15/23(3)	20	21
144A 6.020%, 6/15/26(3)	20	22
144A 8.100%, 7/15/36(3)	65	82
DXC Technology Co. (Everett Spinco, Inc.) 144A 4.250%, 4/15/24(3)	59	60
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	440	465
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	260	257

		1,013

Materials—3.7%
AK Steel Corp. 7.000%, 3/15/27	315	315
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	132	143
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)(5)	495	518
Alpha 3 BV 144A 6.250%, 2/1/25(3)	50	51
ArcelorMittal 6.125%, 6/1/25	400	446
Ardagh Packaging Finance plc 144A 7.250%, 5/15/24(3)	200	215
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(5)(10)	200	226
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	305	321
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	315	315

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Materials (continued)
Fortescue Metals Group Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)(5)	$170	$195
Freeport-McMoRan, Inc.
3.550%, 3/1/22	120	112
3.875%, 3/15/23(5)	185	171
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)(5)	300	327
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	315	311
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	500	502
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	420	427
Mercer International, Inc. 144A 6.500%, 2/1/24(3)	30	30
Novelis Corp. 144A 5.875%, 9/30/26(3)	245	251
Office Cherifien des Phosphates (OCP) S.A. 144A 5.625%, 4/25/24(3)	350	373
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(3)	210	225
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	425	456
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	315	317
Severstal Oao Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(5)(6)	315	315
Silgan Holdings, Inc. 144A 4.750%, 3/15/25(3)	45	45
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)(5)	250	258
Vale Overseas Ltd. 5.875%, 6/10/21(5)	260	279
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	435	448

		7,592

	PAR VALUE	VALUE
Real Estate—0.6%
CyrusOne LP 144A 5.375%, 3/15/27(3)	$75	$76
EPR Properties 4.750%, 12/15/26	125	126
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	285	288
MPT Operating Partnership LP 5.500%, 5/1/24(5)	200	203
Physicians Realty LP 4.300%, 3/15/27	93	93
Select Income REIT 4.500%, 2/1/25(5)	245	246
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(3)	180	183

		1,215

Telecommunication Services—1.3%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	240	250
AT&T, Inc.
4.250%, 3/1/27	155	157
5.250%, 3/1/37	50	51
4.800%, 6/15/44(5)	140	131
5.450%, 3/1/47	105	107
CenturyLink, Inc. Series Y 7.500%, 4/1/24	190	201
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	500	432
Frontier Communications Corp.
6.250%, 9/15/21	175	164
10.500%, 9/15/22	260	264
GTH Finance BV 144A 7.250%, 4/26/23(3)	425	469
Sprint Communications, Inc. 6.000%, 11/15/22	315	323
Zayo Group LLC
6.375%, 5/15/25	120	130
144A 5.750%, 1/15/27(3)	10	11

		2,690

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—1.0%
AmeriGas Partners LP 5.500%, 5/20/25	$105	$105
Dynegy, Inc. 7.375%, 11/1/22(5)	265	264
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	202
Ferrellgas LP 144A 8.625%, 6/15/20(3)	50	48
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	435	413
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	345	390
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)(5)	300	308
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	225	235

		1,965
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $56,022)		56,548
LOAN AGREEMENTS—4.0%
Consumer Discretionary—0.8%
Affinity Gaming LLC 4.524%, 7/1/23	199	200
Bass Pro Group LLC 6.147%, 12/15/23	370	357
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	313	316
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	189	191
Gateway Casinos & Entertainment Ltd. Tranche B-1, 4.800%, 2/22/23	45	46
Harbor Freight Tools USA, Inc. 4.232%, 8/18/23	124	124
Las Vegas Sands, LLC Refinancing Term, 2.980%, 3/29/24	184	185

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Laureare Education, Inc. 2021 Extended, 8.509%, 3/17/21	$149	$150
UFC Holdings LLC First Lien, 4.250%, 8/18/23	149	150

		1,719

Consumer Staples—0.4%
Albertson’s LLC Tranche B-4 3.982%, 8/25/21	249	251
Amplify Snack Brands, Inc. 6.500%, 9/2/23	313	305
Chobani LLC First Lien, 5.250%, 10/9/23	65	66
JBS USA Lux S.A. 3.289%, 10/30/22	70	70
Kronos, Inc. Second Lien, 9.284%, 11/1/24	80	83
TKC Holdings, Inc. First Lien, 4.750%, 2/1/23	90	91

		866

Energy—0.3%
Contura Energy, Inc. 6.000%, 3/18/24	265	264
Peabody Energy Corp. First Lien, 5.500%, 3/31/22	130	130
Seadrill Operating LP 4.147%, 2/21/21	248	169

		563

Financials—0.2%
Avolon TLB Borrower 1 U.S. LLC Tranche B-2, 0.000%, 3/21/22(7)	5	5
Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21	190	198

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	$271	$235

		438

Health Care—0.6%
Change Healthcare Holdings, Inc. 3.750%, 3/1/24	110	110
CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	199	201
HLF Financing S.a.r.l. Senior Lien, 6.482%, 2/15/23	75	75
Inventiv Group Holdings, Inc. 4.804%, 11/9/23	254	256
NVA Holdings, Inc. Second Lien, 8.147%, 8/14/22	205	207
Quorum Health Corp. 6.789%, 4/29/22	128	125
U.S. Renal Care, Inc. First Lien, 5.397%, 12/30/22	194	183

		1,157

Industrials—0.5%
84 Lumber Co. 6.750%, 10/25/23	318	322
Coinstar LLC Tranche B, First Lien 5.250%, 9/27/23	124	126
Navistar, Inc. Tranche B, 5.000%, 8/7/20	199	201
PAE Holding Corp. First Lien, 6.500%, 10/20/22	101	102
Quikrete Holdings, Inc. First Lien, 4.232%, 11/15/23	30	30
Sedgwick Claims Management Services, Inc. Second Lien, 6.804%, 2/28/22	275	276

	PAR VALUE	VALUE
Industrials (continued)
Zodiac Pool Solutions LLC First Lien, 5.647%, 12/20/23	$90	$91

		1,148

Information Technology—0.5%
Blackboard, Inc. Tranche B-4, First Lien, 6.023%, 6/30/21	304	304
Presidio LLC Tranche B, First Lien, 4.250%, 2/2/22	192	194
Rackspace Hosting, Inc. Tranche B, First Lien, 4.535%, 11/3/23	110	111
Sungard Availability Services Capital, Inc. Tranche B, 0.000%, 3/29/19(7)	260	252
Veritas US, Inc. Tranche B-1, 6.772%, 1/27/23	244	242

		1,103

Materials—0.4%
Anchor Glass Container Corp.
First Lien, 4.250%, 12/7/23	76	76
Second Lien, 8.750%, 12/7/24	82	84
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	345	322
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	60	61
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	249	252

		795

Real Estate—0.1%
Capital Automotive LP Tranche B, Second Lien, 7.000%, 3/24/25	140	142

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—0.1%
Neustar, Inc.
Tranche B2, 0.000%, 3/1/24(7)	$65		$66
Tranche B, Second Lien, 0.000%, 2/28/25(7)	75		76

			142

Utilities—0.1%
Helix Gen Funding LLC Tranche 0.000%, 3/9/24(7)	10		10
Vistra Operations Company LLC
3.732%, 8/4/23	110		110
Tranche C, 3.732%, 8/4/23	25		25

			145
TOTAL LOAN AGREEMENTS (Identified Cost $8,152)			8,218

	SHARES
PREFERRED STOCKS—1.6%
Energy—0.2%
PTT Exploration & Production PCL Series Y, 144A, 4.875%(2)(3)(5)(15)	435	(11)	445

Financials—1.1%
Citigroup, Inc. Series J, 7.125%(9)(15)	15,000		433
Series T, 6.250%(2)(5)(8)(15)	500	(11)	540
M&T Bank Corp. Series F, 5.125%(2)(5)(8)(10)(15)	125	(11)	124
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)(5)(15)	305	(11)	304
Series S, 5.000%(2)(5)(15)	250	(11)	249
Wells Fargo & Co. Series K, 7.980%(2)(5)(15)	310	(11)	323

	SHARES		VALUE
Financials (continued)
Zions Bancorp 6.950%(9)	12,200		$356

			2,329

Industrials—0.3%
General Electric Co. Series D, 5.000%(2)(5)(15)	490	(11)	516
TOTAL PREFERRED STOCKS (Identified Cost $3,317)			3,290
COMMON STOCKS—84.7%
Energy—15.7%
Enbridge, Inc.	186,368		7,797
Kinder Morgan, Inc.	315,355		6,856
ONEOK, Inc.	19,170		1,063
Pembina Pipeline Corp.	56,825		1,800
Plains GP Holdings LP Class A	69,727		2,180
Tallgrass Energy GP LP	63,275		1,820
Targa Resources Corp.	35,090		2,102
TransCanada Corp.	135,725		6,264
Williams Cos., Inc. (The)	79,995		2,367

			32,249

Industrials—24.5%
Abertis Infraestructuras SA	221,835		3,574
Aena SA(3)	35,764		5,658
Atlantia SpA	254,115		6,560
Auckland International Airport Ltd.	643,364		3,049
Canadian Pacific Railway Ltd.	13,630		2,003
CSX Corp.	89,545		4,168
Ferrovial SA	96,444		1,930
Flughafen Zuerich AG Registered Shares	14,409		3,071
Norfolk Southern Corp.	32,730		3,665
Transurban Group	1,210,875		10,796
Union Pacific Corp.	36,865		3,905
Vinci SA	24,829		1,968

			50,347

Real Estate—5.7%
American Tower Corp.	55,475		6,742

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
Real Estate (continued)
Crown Castle International Corp.	52,615	$4,970

		11,712

Telecommunication Services—2.6%
BCE, Inc.	30,625	1,356
Cellnex Telecom SA(3)	121,570	2,007
TELUS Corp.	61,355	1,991

		5,354

Utilities—36.2%
ALLETE, Inc.	22,770	1,542
American Electric Power Co., Inc.	70,200	4,712
American Water Works Co., Inc.	46,715	3,633
Aqua America, Inc.	51,040	1,641
Atmos Energy Corp.	25,135	1,985
Black Hills Corp.	33,480	2,225
CenterPoint Energy, Inc.	48,280	1,331
CMS Energy Corp.	49,325	2,207
Dominion Resources, Inc.	51,670	4,008
DTE Energy Co.	35,300	3,604
Edison International	29,695	2,364
Emera, Inc.	47,575	1,681
Eversource Energy	27,400	1,611
Exelon Corp.	35,590	1,281
Iberdrola SA	240,493	1,720
Innogy SE(3)(9)	51,155	1,931
National Grid plc	329,933	4,190
NextEra Energy, Inc.	59,935	7,694
NiSource, Inc.	96,650	2,299
ONE Gas, Inc.	19,485	1,317
PG&E Corp.	67,475	4,478
Red Electrica Corp. SA	60,400	1,160
Sempra Energy	50,230	5,550
South Jersey Industries, Inc.	36,150	1,289
Spire, Inc.	23,175	1,564
SSE plc	84,389	1,561
Vectren Corp.	33,960	1,990
WEC Energy Group, Inc.	27,490	1,667
Xcel Energy, Inc.	44,680	1,986

		74,221
TOTAL COMMON STOCKS (Identified Cost $170,132)		173,883

	CONTRACTS	VALUE
PURCHASED OPTIONS—0.1%
Call Options—0.0%
S&P 500® Index expiration 04/05/17 strike price $2,465	393	$2
S&P 500® Index expiration 04/07/17 strike price $2,475	718	7
S&P 500® Index expiration 04/12/17 strike price $2,465	390	0
S&P 500® Index expiration 04/13/17 strike price $2,470	724	14

		23

Put Options—0.1%
S&P 500® Index expiration 04/05/17 strike price $2,200	393	10
S&P 500® Index expiration 04/07/17 strike price $2,200	718	25
S&P 500® Index expiration 04/12/17 strike price $2,245	390	39
S&P 500® Index expiration 04/13/17 strike price $2,255	724	98

		172
TOTAL PURCHASED OPTIONS—0.1%
(Premiums Paid $440)		195
TOTAL LONG TERM INVESTMENTS—133.7%
(Identified Cost $271,054)		274,576	(13)

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—1.0%
Money Market Mutual Fund(12)—0.7%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.622%)	2,026,373	$2,026
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,026)		2,026
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—134.7%
(Identified Cost $273,080)		276,602 (1)

	CONTRACTS
WRITTEN OPTIONS—(0.2)%
Call Options—(0.1)%
S&P 500® Index expiration 04/05/17 strike price $2,415	393	(4)
S&P 500® Index expiration 04/07/17 strike price $2,425	718	(14)
S&P 500® Index expiration 04/12/17 strike price $2,415	390	(31)
S&P 500® Index expiration 04/13/17 strike price $2,420	724	(54)

		(103)

Put Options—(0.1)%
S&P 500® Index expiration 04/05/17 strike price $2,250	393	(10)
S&P 500® Index expiration 04/07/17 strike price $2,250	718	(36)
S&P 500® Index expiration 04/12/17 strike price $2,295	390	(70)

	CONTRACTS	VALUE
Put Options (continued)
S&P 500® Index expiration 04/13/17 strike price $2,305	724	$(225)

		(341)
TOTAL WRITTEN OPTIONS—(0.2)%
(Premiums Received $888)		(444	)(1)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—134.5%
(Identified Cost $272,192)		276,158
Other assets and liabilities, net—(34.5)%		(70,841)

NET ASSETS—100.0%		$205,317

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $58,626 or 21.0% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of the security is segregated as collateral for written options.
(6)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	This loan will settle after March 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

(8)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(9)	Non-income producing.
(10)	Interest payments may be deferred.
(11)	Value shown as par value.
(12)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(13)	All or a portion of the portfolio is segregated as collateral for borrowings.
(14)	100% of the income received was in cash.
(15)	No contractual maturity date.

Abbreviation:

FNMA	Federal National Mortgage Association (“Fannie Mae”)

Foreign Currencies:

BRL	Brazilian Real
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Country Weightings†
United States	60%
Canada	9
Spain	6
Australia	4
United Kingdom	3
Italy	2
Brazil	1
Other	15
Total	100%

†	% of total investments net of written options as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,319	$—	$3,319	$—
Corporate Bonds And Notes	56,548	—	56,548	—
Foreign Government Securities	14,281	—	14,281	—
Loan Agreements	8,218	—	7,896	322
Mortgage-Backed Securities	14,842	—	14,842	—
Equity Securities:
Common Stocks	173,883	173,883	—	—
Preferred Stocks	3,290	789	2,501	—
Purchased Options	195	195	—	—
Short-Term Investment	2,026	2,026	—	—

Total Investments before Written Options	$276,602	$176,893	$99,387	$322

Written Options	$(444)	$(444)	$—	$—

Total Investments Net of Written Options	$276,158	$176,449	$99,387	$322

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment in Securities	Loan Agreements
Balance as of December 31, 2016:	$—
Accrued Discount/(Premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
(Sales)(b)	—
Transfers into Level 3(a)	322
Transfers out of Level 3(a)	—

Balance as of March 31, 2017:	$322

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydown on securities.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are fair valued.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

Note 1. Significant Accounting Policies

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with the U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors (the “Board”, or the “Directors”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note 2. Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options	contracts

($ reported in thousands)

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

The Fund had transactions in written options for the period ended March 31, 2017 as follows:

	Calls		Puts
Written Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Written Options outstanding at December 31, 2016	2,477	$198	2,477	$600
Options written	14,346	1,239	14,346	4,106
Options closed	(12,453)	(1,016)	(11,685)	(3,228)
Options expired	(2,145)	(263)	(2,913)	(748)
Options exercised	—	—	—	—

Written Options outstanding at March 31, 2017	2,225	$158	2,225	$730

For the period ended March 31, 2017, the average daily premiums paid by the Fund for purchased options were $296, and the average daily premiums received by the Fund for written options were $667.

Note 3. Federal Income Tax Information

($ reported in thousands)

At March 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (before written options)	$272,955	$8,447	$(4,800)	$3,647
Written Options	(888)	476	(32)	444

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales and derivatives.

Note 4. Regulatory Matters and Litigation

From time to time, Virtus Investment Advisers LLC (“VIA”), the Fund’s Adviser Duff & Phelps Investment Management Co. (“DPIM”) and Newfleet Asset Management LLC (“Newfleet”) the Fund’s subadvisers and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the Securities and Exchange Commission (“SEC”), involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note 5. New Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompany notes.

Note 6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there the following subsequent events that require recognition or disclosure in these financial statements.

After the close of business on March 31, 2017, Virtus Total Return Fund (DCA) merged into Virtus Total Return Fund Inc. (ZF). In addition, on April 3, 2017, ZF changed its cusip to 92837G100.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Total Return Fund Inc. (fka The Zweig Fund, Inc.)

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 26, 2017

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	May 26, 2017

* Print the name and title of each signing officer under his or her signature.